Condensed Consolidated Statement Of Changes In Stockholder's Equity (Parenthetical) - shares	Dec. 27, 2020	Nov. 17, 2020	Dec. 31, 2020
Initial Public Offering, units		30,000,000
Underwriters Over Allotment [Member]
Initial Public Offering, units		2,500,000
Common Class B [Member]
Common stock that were subject to forfeiture	406,250	625,000
Common Class B [Member] | Underwriters Over Allotment [Member]
Common stock shares subject to possible redemption	406,250
Common Class B [Member] | Maximum [Member]
Common stock that were subject to forfeiture			1,031,250